First Allmerica Financial Life Insurance Company 440 Lincoln Street Worcester, MA 01653 508-855-1000 – phone	allmericafinancial.com * 800.366.1492

ANNUAL REPORT – 12/31/2007

FOR CONTRACT HOLDERS OF:	ALLMERICA SELECT RESOURCE I/II, ALLMERICA SELECT CHARTER,
ALLMERICA SELECT REWARD, ALLMERICA SELECT ACCLAIM,
ALLMERICA OPTIM-L AND ALLMERICA SELECT ADVOCATE

March 12, 2008

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Subj:	Allmerica Select Separate Account
1940 Act Registration Number: 811-08116
1933 Act Registration Numbers: 333-71058, 333-63087, 333-54070, 333-76124,
333-86272, 333-90533
CIK: 0000914285
Rule N30-d Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Allmerica Select Separate Account, a unit investment trust registered under the Act, mailed to its contract owners the annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
Goldman Sachs Variable Insurance Trust	1046292	February 27, 2008
AIM Variable Insurance Funds	896435	March 3, 2008
AllianceBernstein Variable Products Series Fund, Inc.	825316	February 25, 2008
DWS Investments VIT Funds	1006373	February 25, 2008
DWS Variable Series II	810573	February 29, 2008
Eaton Vance Variable Trust	1121746	February 29, 2008
Fidelity Variable Insurance Products Fund	356494	March 3, 2008
Fidelity Variable Insurance Products Fund II	831016	March 3, 2008
Fidelity Variable Insurance Products Fund III	927384	March 3, 2008
Franklin Templeton Variable Insurance Products Trust	837274	February 29,2008
Janus Aspen Series	906185	February 28, 2008
MFS® Variable Insurance TrustSM	918571	March 10, 2008
Oppenheimer Variable Account Funds	752737	February 22, 2008
Pioneer Variable Contracts Trust	930709	February 28, 2008
T. Rowe Price International Series, Inc.	918292	February 25, 2 008

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

/s/ JON-LUC DUPUY

Jon-Luc Dupuy
Vice President, Assistant General Counsel
and Assistant Corporate Secretary

Commonwealth Annuity and Life Insurance Company
132 Turnpike Road, Suite 210* Southborough, MA 01772

Signing on behalf of First Allmerica Financial Life Insurance Company pursuant to Power of Attorney dated April 2, 2007